ACQUISITION OF BUSINESSES - IndoStar Capital Finance Limited (“IndoStar”) (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 09, 2020	May 27, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 08, 2020
Disclosure of detailed information about business combination [line items]
To consideration paid in acquisition			$ 8,944	$ (101)	$ 18,498
IndoStar Capital Finance Limited | Business services
Disclosure of detailed information about business combination [line items]
To consideration paid in acquisition		$ 105
Proportion of economic interest held in subsidiary	20.00%
Acquisition-related costs	$ 4
Loans receivable	1,122
Cash and cash equivalents	78
Financial assets recognised as of acquisition date	227
Intangible assets	20
Net other assets	30
Non-recourse borrowings	988
Goodwill	$ 29
Revenue of acquiree since acquisition date				86
Profit (loss) of acquiree since acquisition date				3
Revenue of combined entity as if combination occurred at beginning of period				175
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 7
IndoStar Capital Finance Limited | Business services | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	26.00%	31.00%
Consideration transferred, acquisition-date fair value	$ 19	$ 162				$ 114
Proportion of ownership interest in subsidiary	57.00%
Voting interest	57.00%
Non-controlling interest in acquiree recognised at acquisition date	$ 403